Document and Entity Information	Apr. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2026
Entity Registrant Name	URGENT.LY INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41841
Entity Tax Identification Number	46-2848640
Entity Address Address Line 1	44927 George Washington Blvd
Entity Address Address Line 2	Suite 265
Entity Address Address Line 3	Office 209
Entity Address City Or Town	Ashburn
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20147
City Area Code	571
Local Phone Number	350-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	ULYX
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001603652